UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05957

        Nuveen Municipal Advantage Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Advantage Fund, Inc. (NMA)
	January 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.4% (0.9% of Total Investments)
$ 5,075	Lauderdale County and Florence Healthcare Authority, Alabama, Revenue Bonds, Coffee Health	7/09 at 101.00	AA	$4,291,775
	Group, Series 1999A, 5.250%, 7/01/24 – MBIA Insured
5,155	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	3,090,680
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)

10,230	Total Alabama			7,382,455

	Alaska – 0.9% (0.5% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AA	1,068,536
1,280	5.250%, 12/01/41 – FGIC Insured	12/14 at 100.00	AA	1,191,232
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
885	4.625%, 6/01/23	6/14 at 100.00	Baa3	716,762
3,250	5.000%, 6/01/46	6/14 at 100.00	Baa3	1,695,265

6,540	Total Alaska			4,671,795

	Arizona – 1.9% (1.2% of Total Investments)
4,905	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	3,964,025
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
5,000	Maricopa County Pollution Control Corporation, Arizona, Remarketed Revenue Refunding Bonds,	11/22 at 100.00	Baa3	3,920,300
	Public Service Company of New Mexico, Series 1992A, 5.750%, 11/01/22
2,500	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,311,825
	2008A, 5.000%, 7/01/38

12,405	Total Arizona			10,196,150

	California – 19.1% (11.9% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	A	2,761,535
	2004A, 0.000%, 10/01/25 – AMBAC Insured
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA	847,700
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	AA	1,156,749
3,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	2,398,800
	Health System/West, Series 2003A, 5.000%, 3/01/33
7,500	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	6,527,775
	Coalinga State Hospital, Series 2004A, 5.125%, 6/01/29
2,750	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	AA	2,775,713
	Project, Series 2009, 6.750%, 2/01/38 (WI/DD, Settling 2/04/09)
11,200	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A1	11,080,608
16,000	California, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	14,475,038
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	No Opt. Call	AA	2,304,682
	Facilities District, Series 2005, 0.000%, 9/01/31 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation
	Bonds, Series 2006C:
3,800	0.000%, 2/01/33 – FGIC Insured	2/15 at 38.73	AA	765,472
3,795	0.000%, 2/01/37 – FGIC Insured	No Opt. Call	AA	615,245
7,535	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	9,949,892
	Bonds, Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax) (ETM)
8,145	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 55.54	AA	3,263,294
	Series 2003B, 0.000%, 8/01/25 – FGIC Insured
2,510	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA	816,754
	Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 – MBIA Insured
3,360	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA	1,128,893
	Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 – MBIA Insured
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B, 0.000%,	No Opt. Call	AA	530,992
	8/01/32 – FGIC Insured
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	537,840
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	No Opt. Call	AAA	1,070,760
	Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – FSA Insured
1,275	Madera Unified School District, Madera County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,327,581
	2002, 5.250%, 8/01/23 – FSA Insured
	North Orange County Community College District, California, General Obligation Bonds,
	Series 2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AA	3,246,844
4,000	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	AA	1,563,400
5,000	Palmdale Community Redevelopment Agency, California, Residential Mortgage Revenue Refunding	No Opt. Call	AAA	5,681,000
	Bonds, Series 1991B, 7.375%, 2/01/12 (ETM)
5,000	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage	No Opt. Call	AAA	6,970,750
	Revenue Bonds, Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax) (ETM)
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	12,013,556
	Bonds, Series 1989A, 7.600%, 1/01/23 (Alternative Minimum Tax) (ETM)
7,660	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	AAA	4,114,109
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/24 (ETM)
23,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AA	2,875,230
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – MBIA Insured
7,250	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	AA	2,187,543
	Obligation Bonds, Series 2005A, 0.000%, 9/01/29 – MBIA Insured

170,080	Total California			102,987,755

	Colorado – 7.8% (4.9% of Total Investments)
1,600	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB	1,286,672
	SYNCORA GTY Insured
9,440	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA	7,355,270
	Series 2006A, 4.500%, 9/01/38
8,350	Colorado Health Facilities Authority, Remarketed Revenue Bonds, Kaiser Permanente System,	7/09 at 100.50	AAA	8,458,884
	Series 1994A, 5.350%, 11/01/16 (ETM)
1,150	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series	9/18 at 102.00	AAA	992,117
	2005C, 5.250%, 3/01/40 – FSA Insured
3,300	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/24 –	11/16 at 100.00	AA	3,333,693
	FGIC Insured
2,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	BBB–	1,378,520
	Hotel, Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured
	Denver, Colorado, Airport Revenue Bonds, Trust 2365:
1,340	12.736%, 11/15/23 – FGIC Insured (IF)	11/16 at 100.00	AA–	1,367,095
1,085	12.728%, 11/15/25 – FGIC Insured (IF)	11/16 at 100.00	AA–	1,087,083
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
2,650	0.000%, 9/01/16 – MBIA Insured	No Opt. Call	AA	1,609,769
8,645	0.000%, 9/01/26 – MBIA Insured	No Opt. Call	AA	2,103,674
1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/35	9/10 at 102.00	AAA	1,093,700
	(Pre-refunded 9/01/10) – MBIA Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,500	0.000%, 9/01/29 – MBIA Insured	No Opt. Call	AA	1,364,925
10,000	0.000%, 9/01/31 – MBIA Insured	No Opt. Call	AA	1,506,000
10,000	0.000%, 9/01/32 – MBIA Insured	No Opt. Call	AA	1,372,400
	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE:
1,030	5.375%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	Aa2 (4)	1,166,032
4,890	5.375%, 6/01/18 (Pre-refunded 6/01/12)	6/12 at 100.00	Aa2 (4)	5,535,822
	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE:
970	5.375%, 6/01/17	6/12 at 100.00	AA	1,063,692
110	5.375%, 6/01/18	6/12 at 100.00	AA	118,593

75,060	Total Colorado			42,193,941

	District of Columbia – 0.2% (0.2% of Total Investments)
1,305	District of Columbia Housing Finance Agency, GNMA/FNMA Single Family Mortgage Revenue Bonds,	6/09 at 100.00	AAA	1,313,535
	Series 1997B, 5.900%, 12/01/28 (Alternative Minimum Tax)

	Florida – 3.3% (2.0% of Total Investments)
2,770	Florida Housing Finance Corporation, Housing Revenue Bonds, Stratford Point Apartments, Series	12/10 at 100.00	AAA	2,688,313
	2000O-1, 5.850%, 12/01/31 – FSA Insured (Alternative Minimum Tax)
8,100	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	4,730,481
	South Florida, Trust 1025, 8.182%, 8/15/42 (IF)
10,130	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Mary’s Hospital,	6/09 at 100.00	AA (4)	10,292,384
	Series 1993, 5.125%, 12/01/23 – MBIA Insured (ETM)

21,000	Total Florida			17,711,178

	Georgia – 1.1% (0.7% of Total Investments)
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 – FSA Insured	10/14 at 100.00	AAA	4,023,040
2,900	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BBB	2,032,639
	Center, Series 2004, 5.000%, 12/01/26

6,900	Total Georgia			6,055,679

	Hawaii – 0.5% (0.3% of Total Investments)
2,215	Hawaii Housing and Community Development Corporation, GNMA Collateralized Multifamily Housing	7/10 at 102.00	AA	2,223,926
	Revenue Bonds, Sunset Villas, Series 2000, 5.700%, 7/20/31
525	Hawaii Housing Finance and Development Corporation, Single Family Mortgage Purchase Revenue	7/09 at 100.00	AAA	537,411
	Bonds, Series 1997A, 5.750%, 7/01/30 (Alternative Minimum Tax)

2,740	Total Hawaii			2,761,337

	Illinois – 16.6% (10.3% of Total Investments)
4,345	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA	1,302,892
	Revenues, Series 1998B-1, 0.000%, 12/01/28 – FGIC Insured
4,010	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA	950,972
	Revenues, Series 1999A, 0.000%, 12/01/31 – FGIC Insured
5,865	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2000A,	7/10 at 101.00	AAA	6,402,234
	6.500%, 1/01/35 (Pre-refunded 7/01/10) – FGIC Insured
5,000	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/11 at 101.00	A1	4,198,500
	Airport, Series 2001A, 5.375%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008,	8/18 at 100.00	AAA	1,603,120
	5.250%, 8/15/47 – AGC Insured (UB)
8,395	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	7/17 at 100.00	AA	7,420,341
	Trust 1137, 9.218%, 7/01/46 (IF)
6,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	6,688,740
	5.750%, 5/15/22
6,165	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series	2/09 at 100.00	A	6,018,581
	1996B, 5.750%, 2/15/22
10,740	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 66.94	Aa3	5,087,968
	Obligation Bonds, Series 2005B, 0.000%, 1/01/23 – FSA Insured
1,090	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A1	623,360
	Project, Series 1993A, 0.000%, 6/15/21 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1999A:
13,455	5.500%, 12/15/24 – FGIC Insured	12/09 at 101.00	AAA	13,852,593
10,430	5.250%, 12/15/28 – FGIC Insured	12/09 at 101.00	AAA	10,487,261
3,175	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	468,313
	Project, Series 2002A, 0.000%, 6/15/41 – MBIA Insured
6,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA	2,743,440
	Expansion Project, Series 1996A, 0.000%, 6/15/24 – MBIA Insured
4,600	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	Aa2	5,766,836
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
1,940	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2003A, 5.000%,	4/13 at 100.00	AA–	1,970,477
	4/01/23 – AMBAC Insured
7,500	Valley View Public Schools, Community Unit School District 365U of Will County, Illinois,	No Opt. Call	AA	3,163,350
	General Obligation Bonds, Series 2005, 0.000%, 11/01/25 – MBIA Insured
23,125	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa3	10,698,088
	Bonds, Series 2006, 0.000%, 1/01/24 – FSA Insured

123,835	Total Illinois			89,447,066

	Indiana – 1.6% (1.0% of Total Investments)
5,205	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AA (4)	5,657,523
	Group, Series 2000A, 5.500%, 2/15/30 (Pre-refunded 8/15/10) – MBIA Insured
2,435	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB	1,602,060
	Indiana, Series 2007, 5.500%, 3/01/37
1,475	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/09 at 102.00	BBB–	1,457,315
	1999, 5.450%, 2/15/12

9,115	Total Indiana			8,716,898

	Iowa – 0.4% (0.3% of Total Investments)
4,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	2,211,720
	5.375%, 6/01/38
250	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	155,640
	5.600%, 6/01/34

4,250	Total Iowa			2,367,360

	Kansas – 0.3% (0.2% of Total Investments)
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AA	1,383,148
	5.300%, 6/01/31 – MBIA Insured

	Kentucky – 1.2% (0.8% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AAA	1,007,000
	Louisville Arena Authority, Inc., Series 2008A-1, 6.000%, 12/01/33 – AGC Insured
5,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	5/09 at 100.00	AA	5,499,725
	System Revenue Bonds, Series 1997A, 5.250%, 5/15/27 – MBIA Insured

6,500	Total Kentucky			6,506,725

	Louisiana – 13.3% (8.3% of Total Investments)
13,500	DeSoto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc.	9/09 at 102.00	A	12,505,725
	Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care
	Corporation Project, Series 1994:
625	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	770,863
5,650	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	6,967,467
6,650	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AA	5,667,729
	2004, 5.250%, 7/01/33 – MBIA Insured
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	6,661,890
	Series 2007A, 5.500%, 5/15/47
28	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-1, 14.252%, 5/01/41 –	5/16 at 100.00	Aa3	11,847
	FGIC Insured (IF)
	Louisana State, Gasoline Tax Revenue Bonds, Series 2006:
20,690	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa3	17,680,226
10,000	5.000%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa3	9,464,400
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
6,050	5.500%, 5/15/30	5/11 at 101.00	BBB	4,629,944
11,855	5.875%, 5/15/39	5/11 at 101.00	BBB	7,529,585

84,048	Total Louisiana			71,889,676

	Massachusetts – 1.9% (1.2% of Total Investments)
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	467,592
	Series 2008E-1, 5.125%, 7/01/33
1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/09 at 101.00	A	1,357,405
	Healthcare, Series 1998A, 5.000%, 7/01/28 – AMBAC Insured
130	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 77, 5.950%,	12/09 at 100.00	AAA	132,839
	6/01/25 – FSA Insured (Alternative Minimum Tax)
	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior
	Series 1997A:
2,000	5.125%, 1/01/17 – MBIA Insured	7/09 at 100.00	AA	2,000,240
500	5.000%, 1/01/27 – MBIA Insured	7/09 at 100.00	AA	413,415
5,000	5.000%, 1/01/37 – MBIA Insured	7/09 at 100.00	AA	3,712,450
2,690	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	7/09 at 100.00	AA	2,223,231
	Series 1997B, 5.250%, 1/01/29 – MBIA Insured

12,690	Total Massachusetts			10,307,172

	Michigan – 1.8% (1.1% of Total Investments)
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center
	Obligated Group, Series 1998A:
4,995	5.250%, 8/15/23	2/09 at 101.00	BB	3,190,656
3,000	5.250%, 8/15/28	2/09 at 101.00	BB	1,717,500
3,275	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	2/09 at 100.00	BB	2,732,988
	Obligated Group, Series 1993A, 6.500%, 8/15/18
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	2,093,307
	Series 2008A, 6.875%, 6/01/42

14,320	Total Michigan			9,734,451

	Minnesota – 1.2% (0.7% of Total Investments)
5,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	A (4)	5,375,600
	Bonds, Series 2001C, 5.250%, 1/01/32 (Pre-refunded 1/01/11) – FGIC Insured
915	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000J, 5.400%,	1/10 at 100.00	AA+	915,458
	1/01/23 (Alternative Minimum Tax)

5,915	Total Minnesota			6,291,058

	Missouri – 1.0% (0.6% of Total Investments)
12,005	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	3,829,355
	2004B-1, 0.000%, 4/15/29 – AMBAC Insured
140	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	9/09 at 102.00	AAA	150,517
	Loan Program, Series 2000A-1, 7.500%, 3/01/31 (Alternative Minimum Tax)
1,500	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	1,443,510
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – FSA Insured

13,645	Total Missouri			5,423,382

	Nevada – 4.6% (2.8% of Total Investments)
7,310	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series 2000, 5.500%, 7/01/19	7/10 at 100.00	AA+ (4)	7,804,156
	(Pre-refunded 7/01/10)
7,500	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 1999A, 6.000%, 7/01/29	7/10 at 101.00	AA (4)	8,126,250
	(Pre-refunded 7/01/10) – MBIA Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
3,025	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	A	1,309,402
7,910	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	A	3,419,730
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AAA	3,613,200
	Series 2007B, Trust 2633, 17.125%, 7/01/31 – BHAC Insured (IF)
310	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1997C-2, 5.750%, 4/01/29	4/09 at 100.00	Aaa	309,789
	(Alternative Minimum Tax)

29,805	Total Nevada			24,582,527

	New Jersey – 4.2% (2.6% of Total Investments)
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA	3,680,550
	0.000%, 12/15/30 – FGIC Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
12,075	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	13,172,495
5,050	6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	5,808,005

32,125	Total New Jersey			22,661,050

	New Mexico – 1.1% (0.7% of Total Investments)
7,500	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	4/09 at 100.00	Baa3	6,052,725
	New Mexico – San Juan Project, Series 1997B, 5.800%, 4/01/22

	New York – 11.7% (7.2% of Total Investments)
7,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	6,692,490
	Series 2002A, 5.125%, 1/01/29
	Nassau County, New York, General Obligation Improvement Bonds, Series 2000F:
3,980	7.000%, 3/01/11 (Pre-refunded 3/01/10) – FSA Insured	3/10 at 100.00	AAA	4,260,431
4,070	7.000%, 3/01/12 (Pre-refunded 3/01/10) – FSA Insured	3/10 at 100.00	AAA	4,356,772
3,925	7.000%, 3/01/15 (Pre-refunded 3/01/10) – FSA Insured	3/10 at 100.00	AAA	4,201,556
4,975	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/09 at 102.00	BB+	2,532,773
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
3,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/12 at 101.00	BB+	2,032,350
	British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)
9,850	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/09 at 101.00	AAA	10,143,136
	Bonds, Fiscal Series 2000A, 5.750%, 6/15/31 (Pre-refunded 6/15/09) – FGIC Insured
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	4,582,700
	Bonds, Series 2008, Trust 1199, 8.556%, 6/15/36 – FSA Insured (IF)
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/10 at 101.00	AAA	10,800,500
	Series 2000B, 6.000%, 11/15/29 (Pre-refunded 5/15/10)
7,435	New York City, New York, General Obligation Bonds, Fiscal Series 2000A, 5.750%, 5/15/20	5/10 at 101.00	AA (4)	8,006,305
	(Pre-refunded 5/15/10)
5,250	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 94, 5.800%, 10/01/20	4/10 at 100.00	Aa1	5,298,983
	(Alternative Minimum Tax)

64,485	Total New York			62,907,996

	North Carolina – 1.9% (1.2% of Total Investments)
1,105	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/10 at 100.00	AA	1,007,904
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
4,945	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/09 at 100.00	AA	4,949,253
	Series 7A, 6.250%, 1/01/29 (Alternative Minimum Tax)
305	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	1/10 at 100.00	AA	311,670
	Series 8A, 5.950%, 1/01/27 (Alternative Minimum Tax)
4,370	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	1/10 at 100.00	AA	4,255,681
	Series 9A, 5.875%, 7/01/31 (Alternative Minimum Tax)

10,725	Total North Carolina			10,524,508

	North Dakota – 0.5% (0.3% of Total Investments)
1,340	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 1998B,	7/09 at 101.00	Aa1	1,323,263
	5.500%, 7/01/29 – MBIA Insured (Alternative Minimum Tax)
2,250	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006,	7/16 at 100.00	BBB+	1,634,018
	5.125%, 7/01/25

3,590	Total North Dakota			2,957,281

	Ohio – 7.6% (4.7% of Total Investments)
5,015	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	11/09 at 101.00	Baa1	4,947,097
	Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/18
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Series 2008, 5.250%, 2/15/43	2/18 at 100.00	A1	9,418,100
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
260	5.125%, 6/01/24	6/17 at 100.00	BBB	190,718
2,700	5.875%, 6/01/30	6/17 at 100.00	BBB	1,726,353
2,635	5.750%, 6/01/34	6/17 at 100.00	BBB	1,571,224
5,895	5.875%, 6/01/47	6/17 at 100.00	BBB	3,335,745
5,150	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	BBB	2,130,813
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center,
	Series 1999:
7,840	6.750%, 4/01/18 (Pre-refunded 4/01/10)	4/10 at 101.00	A (4)	8,417,573
5,000	6.750%, 4/01/22 (Pre-refunded 4/01/10)	4/10 at 101.00	A (4)	5,368,350
1,235	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	1,230,962
	Revenue Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)
2,650	Ohio, General Obligation Bonds, Higher Education, Series 2003A, 5.000%, 5/01/22	5/13 at 100.00	AA+	2,759,260

48,380	Total Ohio			41,096,195

	Oklahoma – 3.4% (2.1% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,513,832
	Center, Series 2008B, 5.250%, 8/15/38
12,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA–	9,949,800
	5.000%, 2/15/42
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	AA	1,603,440
	1/01/47 – FGIC Insured
	Oklahoma State Industries Authority, Health System Revenue Bonds, Integris Baptist Medical
	Center, Series 1999A:
2,110	5.750%, 8/15/29 (Pre-refunded 8/15/09) – MBIA Insured	8/09 at 101.00	AAA	2,191,172
2,890	5.750%, 8/15/29 (Pre-refunded 8/15/09) – MBIA Insured	8/09 at 101.00	AA (4)	3,001,178

20,675	Total Oklahoma			18,259,422

	Oregon – 0.5% (0.3% of Total Investments)
3,000	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A, 5.000%,	10/17 at 100.00	A	2,476,740
	10/01/36

	Pennsylvania – 1.2% (0.8% of Total Investments)
1,160	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	1,178,583
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
1,250	Erie, Pennsylvania, Water Authority, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 –	12/18 at 100.00	AAA	1,175,513
	FSA Insured
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006,	10/16 at 100.00	AA+	1,223,565
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	2,642,562
	AMBAC Insured
465	Washington County Authority, Pennsylvania, Capital Funding Revenue Bonds, Capital Projects and	No Opt. Call	A	380,807
	Equipment Acquisition Program, Series 1999, 6.150%, 12/01/29 – AMBAC Insured

6,975	Total Pennsylvania			6,601,030

	Puerto Rico – 3.0% (1.9% of Total Investments)
5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 –	7/15 at 100.00	A3	4,196,950
	SYNCORA GTY Insured
10,070	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	BBB+	8,272,807
	7/01/39 – FGIC Insured
4,000	Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%, 7/01/19 – MBIA Insured	7/10 at 100.00	AA	3,951,760

19,070	Total Puerto Rico			16,421,517

	Rhode Island – 1.3% (0.8% of Total Investments)
1,235	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/09 at 100.00	AA	1,237,186
	Lifespan Obligated Group, Series 1996, 5.500%, 5/15/16 – MBIA Insured
7,000	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program,	10/14 at 100.00	AA+	6,016,360
	Series 50A, 4.650%, 10/01/34

8,235	Total Rhode Island			7,253,546

	South Carolina – 3.7% (2.3% of Total Investments)
10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA (4)	11,792,400
	2002, 6.000%, 12/01/20 (Pre-refunded 12/01/12)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A+ (4)	2,963,850
	Improvement Bonds, Series 2003, 5.750%, 11/01/28 (Pre-refunded 11/01/13)
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	AA	2,487,510
	5.000%, 6/01/36 – FGIC Insured
1,220	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AA	514,511
	0.000%, 1/01/23 – FGIC Insured
2,125	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	Aa2	2,201,521
	System, Series 2003A, 5.000%, 1/01/21 – AMBAC Insured

18,845	Total South Carolina			19,959,792

	South Dakota – 0.5% (0.3% of Total Investments)
2,945	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	AA–	2,499,716
	Series 2007, 5.000%, 11/01/40

	Tennessee – 6.7% (4.2% of Total Investments)
6,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	5,503,020
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
20,415	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/13 at 75.87	AAA	12,880,640
	Refunding Bonds, Covenant Health, Series 2002A, 0.000%, 1/01/18 – FSA Insured
14,385	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	11/09 at 101.00	AAA	15,142,512
	Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 5.875%, 11/15/28
	(Pre-refunded 11/15/09) – AMBAC Insured
1,750	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue	5/11 at 100.00	AA+	1,765,330
	Bonds, Series 2001A, 5.125%, 5/15/26
1,500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	723,060
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46

44,050	Total Tennessee			36,014,562

	Texas – 14.1% (8.8% of Total Investments)
2,000	Abilene Higher Education Authority, Inc., Texas, Student Loan Revenue Bonds, Subordinate	5/09 at 100.00	Aa3	2,001,600
	Series 1998B, 5.050%, 7/01/13 (Alternative Minimum Tax)
11,810	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	7,784,325
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
6,000	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting and Power Company,	No Opt. Call	BBB+	4,821,540
	Series 1998, 5.050%, 11/01/18 – AMBAC Insured (Alternative Minimum Tax)
4,250	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 60.73	Aaa	1,671,865
	0.000%, 8/15/26
8,400	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	4/09 at 101.00	BBB	5,366,676
	Corporation, Series 1999, 5.700%, 4/01/32 (Alternative Minimum Tax)
7,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	6,848,925
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
1,540	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%,	2/13 at 100.00	AA	1,544,990
	2/15/28 – AMBAC Insured
3,460	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%,	2/13 at 100.00	AA (4)	3,944,123
	2/15/28 (Pre-refunded 2/15/13) – AMBAC Insured
	Houston, Texas, Water Conveyance System Contract, Certificates of Participation,
	Series 1993A-J:
5,490	6.800%, 12/15/10 – AMBAC Insured	No Opt. Call	A	5,849,650
2,000	6.800%, 12/15/11 – AMBAC Insured	No Opt. Call	A	2,193,100
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 35.34	AA	1,873,392
	Bonds, Series 2005, 0.000%, 8/15/34 – FGIC Insured
16,305	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series	5/09 at 101.00	BBB–	12,948,127
	1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)
3,425	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	2,266,083
	Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)
4,700	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	Baa2	4,124,015
	2002A, 6.000%, 10/01/21
4,000	Texas, General Obligation Bonds, Water Financial Assistance, State Participation Program,	8/09 at 100.00	Aa1	4,008,240
	Series 1999C, 5.500%, 8/01/35
6,840	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Ascension	11/09 at 101.00	AAA	7,198,484
	Health Credit Group, Series 1999A, 5.875%, 11/15/24 (Pre-refunded 11/15/09) – AMBAC Insured
245	Wood Glen Housing Finance Corporation, Texas, FHA-Insured Section 8 Assisted Mortgage Revenue	7/09 at 100.00	Aaa	246,308
	Bonds, Copperwood I Project, Series 1990A, 7.625%, 1/01/10 – MBIA Insured (ETM)
3,000	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series	8/15 at 74.57	AAA	1,667,130
	2005, 0.000%, 8/15/21

100,310	Total Texas			76,358,573

	Virginia – 0.2% (0.1% of Total Investments)
2,855	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	1,117,333
	Series 2007B2, 0.000%, 6/01/46

	Washington – 15.2% (9.4% of Total Investments)
1,260	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise	2/09 at 101.00	AAA	1,227,681
	Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured
8,810	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AA	7,559,861
	Series 2001A, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)
5,665	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AA	4,524,749
	Series 2002B, 5.250%, 7/01/37 (Mandatory put 7/01/12) – AMBAC Insured (Alternative Minimum Tax)
10,730	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue	7/11 at 101.00	AA	9,429,953
	Refunding Bonds, Series 2001C, 5.650%, 7/01/32 – MBIA Insured (Alternative Minimum Tax)
10,730	Pierce County School District 320, Sumner, Washington, Unlimited Tax General Obligation Bonds,	12/10 at 100.00	Aa1 (4)	11,785,510
	Series 2000, 6.250%, 12/01/17 (Pre-refunded 12/01/10) – FSA Insured
10,550	Port of Seattle, Washington, Limited Tax General Obligation Bonds, Series 2000B, 5.750%,	12/10 at 100.00	AAA	10,239,303
	12/01/25 (Alternative Minimum Tax)
5,315	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 6.000%, 2/01/10 – MBIA Insured	No Opt. Call	AA	5,483,113
	(Alternative Minimum Tax)
19,475	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999A,	3/10 at 101.00	AA (4)	20,768,135
	6.000%, 9/01/29 (Pre-refunded 3/01/10) – MBIA Insured
5,000	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B,	3/10 at 101.00	AA	5,009,650
	6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)
5,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Services, Series	12/09 at 101.00	AA (4)	5,251,050
	1999, 5.375%, 12/01/19 (Pre-refunded 12/01/09) – MBIA Insured
1,270	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	584,670
	12/01/24 – MBIA Insured

83,805	Total Washington			81,863,675

	West Virginia – 0.8% (0.5% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	4,388,350
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 3.1% (1.9% of Total Investments)
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
535	5.750%, 6/01/12	No Opt. Call	BBB	536,541
1,215	6.000%, 6/01/17	6/12 at 100.00	BBB	1,158,235
6,315	6.125%, 6/01/27	6/12 at 100.00	BBB	5,847,122
565	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – FSA Insured	11/14 at 100.00	Aa3	553,519
5,000	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric	4/12 at 100.00	AA–	4,597,200
	Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)
3,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AA	3,590,670
	Series 1998A, 5.500%, 12/15/19 – MBIA Insured
435	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series	3/10 at 100.00	AA	442,778
	2000B, 5.750%, 3/01/22 (Alternative Minimum Tax)

17,065	Total Wisconsin			16,726,065

$ 1,111,768	Total Investments (cost $932,183,928) – 160.8%			868,063,364

	Floating Rate Obligations – (4.6)%			(25,008,333)

	Other Assets Less Liabilities – 5.8%			31,456,431

	Auction Rate Preferred Shares, at Liquidation Value – (62.0)% (5)			(334,575,000)

	Net Assets Applicable to Common Shares – 100%			$539,936,462

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 38.5%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$868,063,364	$ —	$868,063,364

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $905,553,805.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 34,491,388
Depreciation	(96,984,525)

Net unrealized appreciation (depreciation) of investments	$(62,493,137)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Advantage Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 1, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 1, 2009